CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ₨ in Millions	12 Months Ended
Mar. 31, 2025 INR (₨)
Statement of changes in equity [abstract]
Tax effect on Foreign currency translation adjustments	₨ 0
Tax effect on effective portion of change in fair value of cash flow hedges	58
Tax effect on actuarial gains (losses) on defined benefit obligations	(24)
Reclassification adjustment upon divestment, net of tax expense	₨ 0